RELATED PARTY DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Schedule of related party transactions [Table Text Block]
Thousands of United States dollars	Year ended December 31, 2022	Year ended December 31, 2021
Directors' and officers' compensation	$2,560	$2,261
Share-based compensation	797	2,373
	$3,357	$4,634